SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION - Schedule of wholly owned subsidiaries (Details)	12 Months Ended
Jan. 31, 2020
320204 US Holdings Corp.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
320204 Oregon Holdings Corp.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
320204 Nevada Holdings Corp.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
320204 Re Holdings, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
Eco Firma Farms, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis producer
Silver State Cultivation LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis producer
Silver State Relief LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis retailer
Swell Companies LTD
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis processor, distributor
Megawood Enterprises Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis retailer
Phantom Venture Group, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
Phantom Brands, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
Phantom Distribution, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis distributor
63353 Bend, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis producer
20727-4 Bend, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Functional Currency	USD
Principal Activity	Cannabis processor
4964 BFH, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis producer
Workforce Concepts 21, Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Payroll and benefits services